Segment information (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of operating segments [abstract]
Segment information

Segment information for year 2017

(Euro, in thousands)

	R&D	Fee-for-services	Inter-segment elimination	Group
External revenue	€118,262	€8,825		€127,087
Internal revenue		5,104	€(5,104)
Other income	28,815	15		28,830
Revenues & other income	147,077	13,945	(5,104)	155,918

Segment result	(73,610)	86		(73,524)
Unallocated expenses (1)				(16,278)
Operating loss				(89,802)
Financial (expenses)/income (2)				(25,705)
Result before tax				(115,507)
Income taxes (2)				(198)
Net loss				€(115,704)
(1)

The unallocated expenses of €16,278 thousand were composed of (a) €16,536 thousand of warrant costs; and (b) €258 thousand of reduced cost from the IAS19R Employee Benefits reclassification of actuarial losses on long term defined post-employment benefit obligations, from profit or loss accounts to other comprehensive income. The above listed items are not presented to management in our management reporting as segment results, and are, therefore, presented on the line “unallocated expenses” in our segment reporting.

(2)

Financial results and taxes information are not being provided to management in our management reporting as segment results and therefore, their aggregate amount is disclosed at the level of the group in our segment reporting.

Segment information for year 2016

(Euro, in thousands)

	R&D	Fee-for-services	Inter-segment elimination	Group
External revenue	€121,616	€7,903		€129,519
Internal revenue		4,379	€(4,379)
Other income	21,922	171		22,093
Revenues & other income	143,538	12,453	(4,379)	151,612

Segment result	1,138	(1,787)		(649)
Unallocated expenses (1)				(10,841)
Operating loss				(11,491)
Financial (expenses)/income (2)				65,737
Result before tax				54,246
Income taxes (2)				(235)
Net income				€54,012
(1)

The unallocated expenses of €10,841 thousand were composed of (a) €11,034 thousand of warrant costs; and (b) €193 thousand of reduced cost from the IAS19R Employee Benefits reclassification of actuarial losses on long term defined post-employment benefit obligations, from profit or loss accounts to other comprehensive income. The above listed items are not presented to management in our management reporting as segment results, and are, therefore, presented on the line “unallocated expenses” in our segment reporting.

(2)

Financial results and taxes information are not being provided to management in our management reporting as segment results and therefore, their aggregate amount is disclosed at the level of the group in our segment reporting.

Segment information for the year 2015

(Euro, in thousands)

	R&D	Fee-for-services	Inter-segment elimination	Group
External revenue	€34,129	€5,434		€39,563
Internal revenue		5,459	€(5,459)
Other income	20,778	238		21,017
Revenues & other income	54,907	11,131	(5,459)	60,579

Segment result	(82,024)	(2,690)		(84,713)
Unallocated expenses (1)				(4,731)
Operating loss				(89,444)
Financial (expenses)/income (2)				(30,184)
Result before tax				(119,628)
Income taxes (2)				1,218
Net loss				€(118,410)
(1)

The unallocated expenses of €4,731 thousand were composed of (a) €5,036 thousand of warrant costs; (b) €507 thousand of decrease in depreciation cost triggered by an IFRS adjustment on the depreciation charges reported by Fidelta (Croatia) reflecting the expected useful lifetime following the purchase accounting of the acquisition of the Zagreb Research operations of GSK in 2010; and (c) €202 thousand of cost from the IAS19R Employee Benefits reclassification of actuarial gains on long term defined post-employment benefit obligations, from profit or loss accounts to other comprehensive income. The above listed items are not presented to management in our management reporting as segment results, and are, therefore, presented on the line “unallocated expenses” in our segment reporting.

Financial results and taxes information are not being provided to management in our management reporting as segment results and therefore, their aggregate amount is disclosed at the level of the group in our segment reporting.

Summary of revenues by destination

	Year ended December 31,
	2017	2016	2015
	(Euro, in thousands)
North America	€82,050	€88,628	€17,077
Europe	45,037	40,884	22,446
Asia Pacific	—	6	40
Total	€127,087	€129,519	€39,563

Summary of revenues by major customers

	Year ended December 31,
	2017		2016		2015
Spilt up of revenues by major customers	(Euro, in thousands)%		(Euro, in thousands)%		(Euro, in thousands)%
Gilead:
North America	€80,687	63%	€87,813	68%	—	0%
AbbVie:
Europe	34,049	27%	32,596	25%	€13,640	34%
North America	—	0%	—	0%	16,229	41%
Janssen Pharmaceutica:
Europe	—	0%	156	0%	112	0%
North America	—	0%	87	0%	454	1%
Les Laboratoires Servier:
Europe	67	0%	265	0%	3,835	10%
Total revenues from major customers	€114,804	90%	€120,917	93%	€34,271	87%

Summary of revenues of the continuing operations by destination

	Year ended December 31,
	2017	2016	2015
	(Euro, in thousands)
Galapagos NV (Belgium)	€118,244	€121,703	€34,082
Galapagos SASU (France)	18	84	25
Fidelta d.o.o. (Croatia)	8,825	7,732	5,440
Xenometrix, Inc. (United States)	—	—	16
Total revenues	€127,087	€129,519	€39,563